CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Profit before income taxes	¥ 30,463,000	¥ 60,169,000
Depreciation of property and equipment	1,474,000	1,477,000
Amortization of intangible asset	1,000
(Reversal)/ Provision of credit impairment losses	6,311,000	(16,382,000)
Operating profit before working capital changes	38,249,000	45,264,000
Loans receivable	(51,545,000)	(57,093,000)
Prepaid expenses and others	(266,000)	(158,000)
Salary and benefit payable	1,023,000	1,068,000
Interest payable	8,987,000	9,015,000
Other payable	3,388,000	1,875,000
Cash used in operating activities	(164,000)	(29,000)
Income tax paid	0	0
Net cash used in operating activities	(164,000)	(29,000)
Net decrease in cash and restricted cash	(164,000)	(29,000)
Cash and restricted cash at beginning of the period	295,000	396,000
Exchange losses on cash and restricted cash	158,000	(170,000)
Cash and restricted cash at end of the period	¥ 289,000	¥ 197,000